Fundrise Income Real Estate Fund, LLC
Schedule of Investments (UNAUDITED)
March 31, 2025

See accompanying notes to schedule of investments.
(Amounts in thousands)
Par/Shares Description Acquisition Date
Value as of
March 31, 2025
Private Real Estate - 73.7%
Equity - 21.6%
Development - 13.3%
N/A Income 1 TRS, LLC | Various locations (Cost $66,899)
(1)(2)(3)(4)
03/31/22 $ 81,885
Land - 0.5%
N/A FR Fairfax, LLC | Los Angeles, CA (Cost $3,787)
(1)(2)(3)(4)
01/10/24 $ 3,250
Multifamily - 7.8%
N/A 23Hundred JV LP | Plano, TX (Cost $4,232)
(2)(3)
03/31/22 $ 7,509
N/A FR MP Brandon Glen JV, LLC | Conyers, GA (Cost $8,657)
(2)(3)(4)
03/31/22 13,550
N/A Fundrise Insight Two LLC | Arlington, VA (Cost $1)
(1)(2)(3)(4)
03/31/22 1
N/A Liberty Hills JV, LP | Houston, TX (Cost $7,031)
(2)(3)
03/31/22 7,570
N/A Luxe JV, LP | Tampa, FL (Cost $7,670)
(2)(3)
03/31/22 7,795
N/A Presley JV, LP | Charlotte, NC (Cost $4,852)
(2)(3)
03/31/22 5,150
N/A The View JV LP | Lewisville, TX (Cost $6,105)
(2)(3)
03/31/22 6,465
Total Multifamily (Cost $38,54 8) $ 48,040
Total Equity (Cost $109,234) $ 133,175
Mezzanine Debt - 2.6%
Multifamily - 2.6%
$ 7,067 RSE Boat Club Investor, LLC | Fort Worth, TX, 10.25% + SOFR, 14.56% PIK,
09/27/25 (Cost $9,448)
(2)(3)(5)(6)
09/27/22 $ 9,448
2,691 RSE Palomino Investor, LLC | Glendale, AZ, 10.25% + SOFR, 14.56% PIK, 08/28/26
(Cost $3,156)
(2)(3)(5)(6)
02/28/23 3,147
3,017 RSE Vista Norte Investor, LLC | Anthem, AZ, 10.25% + SOFR, 14.56% PIK, 06/23/26
(Cost $3,497)
(2)(3)(5)(6)
12/23/22 3,490
Total Multifamily (Cost $16,101 ) $ 16,085
Total Mezzanine Debt (Cost $16,101) $ 16,085
Preferred Equity - 2 4 . 9%
Hospitality - 0.4%
$ 2,229 Y Hotel Leveraged Lender, LLC | Pittsburgh, PA, 15.50%, 11/13/19
(Cost $2,229)
(2)(3)(4)(7)
03/31/22 $ 2,150
Multifamily - 24. 5%
$ 4,500 Breckenridge Group Springfield Missouri, LLC | Springfield, MO, 13.50%, 01/01/26
(Cost $4,500)
(2)(3)
03/31/22 $ 4,500
16,393 Encore Narcoossee, LLC | Orlando, FL, 9.85%, 9.85% PIK, 12/29/25
(Cost $20,434)
(2)(3)(6)
06/29/22 20,435
6,835 Fort Myers Reef Holdings, LLC | Fort Myers, FL, 10.90%, 4.07% PIK, 09/01/28 (Cost
$9,675)
(1)(2)(3)(6)
03/31/22 9,692
10,787 Fundrise Busbee Investor, LLC | Asheville, NC, 15.00%, 11.00% PIK, 01/10/29 (Cost
$11,850)
(1)(2)(3)(6)
12/04/23 11,908
1,538 Fundrise East Village Investor I, LLC | Roswell, GA, 14.25%, 14.25% PIK, 04/23/27
(Cost $1,759)
(1)(2)(3)(6)
04/24/24 1,762
9,161 Fundrise Gainesville Investor I, LLC | Gainesville, FL, 13.00%, 13.00% PIK, 09/21/25
(Cost $11,030)
(2)(3)(6)
11/01/23 11,031
1,547 Fundrise Highlands Investor I, LLC | Knoxville, TN, 15.50%, 11.50% PIK, 02/09/27
(Cost $1,692)
(1)(2)(3)(6)
02/09/24 1,694
4,400 Fundrise Lemon Creek Investor I, LLC | Boerne, TX, 13.50%, 13.50% PIK, 10/15/28
(Cost $4,694)
(2)(3)(6)
10/15/24 4,729
14,024 Fundrise Mont Belvieu Investor I, LLC | Baytown, TX, 13.50%, 13.50% PIK, 09/26/28
(Cost $14,386)
(2)(3)(6)
09/26/24 14,409
2,086 Fundrise NoDa Investor I, LLC | Charlotte, NC, 13.00%, 13.00% PIK, 07/02/28 (Cost
$2,123)
(2)(3)(6)
07/02/24 2,140
8,403 Fundrise PB Investor I, LLC | Palm Bay, FL, 13.00%, 13.00% PIK, 10/08/26 (Cost
$10,165)
(1)(2)(3)(6)
10/19/23 10,165
2,263 Fundrise Pelican Investor I, LLC | Myrtle Beach, SC, 16.00%, 12.00% PIK, 11/17/28
(Cost $2,375)
(1)(2)(3)(6)
10/08/24 2,384
10,960 Fundrise PSL Investor I, LLC | Port St. Lucie, FL, 13.00%, 13.00% PIK, 08/05/26 (Cost
$13,130)
(1)(2)(3)(6)
11/15/23 13,131
7,286 Fundrise VB Investor I, LLC | Vero Beach, FL, 13.00%, 13.00% PIK, 07/05/25 (Cost
$8,729)
(1)(2)(3)(6)
11/15/23 8,729
4,160 RSE Daytona Investor I, LLC | Daytona Beach, FL, 13.50%, 13.50% PIK, 02/05/26
(Cost $5,153)
(1)(2)(3)(6)
02/09/23 5,153

Fundrise Income Real Estate Fund, LLC
Schedule of Investments (UNAUDITED) (Continued)
March 31, 2025

See accompanying notes to schedule of investments.
Par/Shares Description Acquisition Date
Value as of
March 31, 2025
Multifamily - 24.5% (continued)
$ 1,800 RSE Thompson Reserve Investor I, LLC | Scottsdale, AZ, 13.85%, 10.35% PIK,
05/11/26 (Cost $2,072)
(1)(2)(3)(6)
05/09/23 $ 2,073
15,300 SFR Reflections I, LLC | Sunrise, FL, 10.10%, 12/01/30 (Cost $15,300)
(2)(3)
03/31/22 15,335
10,730 WP Walcott Hackensack Sub, LLC | Hackensack, NJ, 14.00%, 9.00% PIK, 01/29/26
(Cost $12,060)
(2)(3)(6)
03/31/22 12,061
Total Multifamily (Cost $151, 127) $ 151,331
Total Preferred Equity (Cost $153,356) $ 153,481
Promissory Notes - 20. 6%
Development - 20. 6%
$ 28,160 FR Beeson, LLC | Katy, TX, 8.50%, 08/27/29 (Cost $28,160)
(1)(2)(3)
03/31/22 $ 28,537
2,558 FR Berry Creek, LLC | Georgetown, TX, 9.50%, 03/09/30 (Cost $2,558)
(1)(2)(3)
03/31/22 2,528
8,224 FR Cade's Bluff, LLC | Mt. Juliet, TN, 9.50%, 09/23/30 (Cost $8,224)
(1)(2)(3)
09/23/22 8,232
7,694 FR Castlewood, LLC | Taylor, TX, 9.00%, 05/02/30 (Cost $7,694)
(1)(2)(3)
05/02/22 7,635
1,489 FR Holmes, LLC | Myrtle Beach, SC, 8.00%, 05/27/30 (Cost $1,489)
(1)(2)(3)
05/27/22 1,467
12,982 FR Legacy Hills, LLC | Celina, TX, 8.50%, 07/29/30 (Cost $12,982)
(1)(2)(3)
07/29/22 12,887
11,462 FR Meadow Park, LLC | Melissa, TX, 9.50%, 09/01/29 (Cost $11,462)
(1)(2)(3)
03/31/22 11,387
5,847 FR Providence Gardens, LLC | Davenport, FL, 8.50%, 02/24/30 (Cost $5,847)
(1)(2)(3)
03/31/22 5,827
24,344 FR Tom Miller, LLC | Bethlehem, GA, 9.00%, 06/14/30 (Cost $24,344)
(1)(2)(3)
06/15/22 24,194
9,068 FR Trailside, LLC | Mount Dora, FL, 8.50%, 08/22/30 (Cost $9,068)
(1)(2)(3)
08/22/22 8,984
15,126 FR Willow Landing, LLC | Nashville, TN, 9.50%, 09/13/30 (Cost $15,126)
(1)(2)(3)
09/13/22 15,142
193 FR Wilsons Walk, LLC | Clayton, NC, 9.00%, 10/04/29 (Cost $193)
(1)(2)(3)
03/31/22 191
Total Development (Cost $127,147 ) $ 127,011
Total Promissory Notes (Cost $127,147) $ 127,011
Senior Debt - 4 . 0%
Land - 4 . 0%
$ 3,000 4927 Washington, LLC | Los Angeles, CA, 12.90%, 04/19/22 (Cost $3,000)
(2)(3)(4)(7)
03/31/22 $ 3,000
19,255 The Station East Owner II, LLC | Union City, CA, 13.75%, 11/20/25 (Cost $19,255)
(2)(3)
03/31/22 19,259
2,130 The Station East Owner III, LLC | Union City, CA, 16.00%, 03/16/25 (Cost $2,130)
(2)(3)
05/16/23 2,130
Total Land (Cost $24,385 ) $ 24,389
Total Senior Debt (Cost $24,385) $ 24,389
Total Private Real Estate (Cost $430,223) $ 454,141
Common Stock - 1.6%
Mortgage Real Estate Investment Trust - 1.6%
1,061 AGNC Investment Corp. REIT $ 10,165
Total Mortgage Real Estate Investment Trust (Cost $9,92 2) $ 10,165
Total Common Stock (Cost $9,922) $ 10,165
Commercial Mortgage-Backed Securities - 14.6%
Non-U.S. Government Agency Issues - 14.6%
$ 4,200 ACREC 2025 FL3 LLC (D Class), 3.04% + SOFR, 01/18/27
(5)(8)
$ 4,189
2,500 ACREC 2025 FL3 LLC (E Class), 3.79%% + SOFR, 01/18/27
(5)(8)
2,494
10,000 ARES Commercial Mortgage Trust 2024-IND (D Class), 2.89% + SOFR, 07/15/26
(5)(8)
10,002
10,000 ARES Commercial Mortgage Trust 2024-IND (E Class), 3.94% + SOFR, 07/15/26
(5)(8)
9,961
10,000 ARES Commercial Mortgage Trust 2024-IND2 (E Class), 3.44% + SOFR, 10/15/29
(5)(8)
10,008
2,000 BMP 2024-MF23 (D Class), 2.39% + SOFR, 06/15/26
(5)(8)
1,998
3,000 BX Commercial Mortgage Trust 2024-AIR2 (D Class), 2.79% + SOFR, 10/15/26
(5)(8)
3,006
15,264 BX Commercial Mortgage Trust 2024-AIRC (D Class), 3.09% + SOFR, 08/15/26
(5)(8)
15,251
4,000 BX Commercial Mortgage Trust 2024-GPA2 (E Class), 3.54% + SOFR, 11/15/26
(5)(8)
3,980
10,000 DBGS Mortgage Trust 2024-SBL (C Class), 2.99% + SOFR, 08/15/26
(5)(8)
10,033
3,500 LBA Trust 2024-7IND (D Class), 2.64% + SOFR, 10/15/26
(5)(8)
3,500
3,000 MF1 2025-FL17 LLC (E Class), 3.49% + SOFR, 07/18/26
(5)(8)
2,993
12,500 SWCH Commercial Mortgage Trust 2025-DATA (E Class), 3.34% + SOFR,
02/15/27
(5)(8)
12,357
Total Commercial Mortgage-Backed Securities (Cost $89,739) $ 89,772
Residential Mortgage-Backed Securities - 3.8%
Non-U.S. Government Agency Issues - 3.8%
$ 17,000 New Residential Mortgage Loan Trust 2022-SFR2 (F Class), 4.00%, 09/04/27
(8)
$ 15,767
7,745 Progress Residential 2022-SFR7 Trust (E1 Class), 6.75%, 10/27/27
(8)
7,874
Total Residential Mortgage-Backed Securities (Cost $22,633) $ 23,641

Fundrise Income Real Estate Fund, LLC
Schedule of Investments (UNAUDITED) (Continued)
March 31, 2025

See accompanying notes to schedule of investments.
Par/Shares Description Acquisition Date
Value as of
March 31, 2025
Short-Term Investments - 7.8%
48,128 Allspring Government Money Market Fund, Select Class, 4.36%
(9)
$ 48,128
1 Federated Hermes Government Obligations Fund, Administrative Shares, 3.96%
(9)
1
Total Short-Term Investments (Cost $48,129) $ 48,129
Total investments, at value - 101.5% (Cost $600,646) $ 625,848
Liabilities in excess of other assets - (1.5)% (9,338)
Total Net Assets - 100.0% $ 616,510
LLC Limited Liability Company
LP Limited Partnership
PIK Payment in Kind
REIT Real Estate Investment Trust
SOFR Secured Overnight Financing Rate
(1)
Investment in an affiliate. See Note 2, Summary of Significant Accounting Policies for additional information.
(2) Investments classified as Level 3 within the three-tier fair value hierarchy. See the accompanying notes to the schedule of investments for an explanation of this hierarchy, as well as a list of significant unobservable inputs used in the valuation of these instruments.
(3)
Restricted security. The aggregate value of restricted securities at March 31, 2025 is approximately $454,141 (amount in thousands) and represents approximately 73.7% of net assets. See Note 2, Summary of Significant Accounting Policies for additional information.
(4) Non-income producing investment.
(5) This investment has a floating interest rate. Coupon rate, reference index and spread shown at March 31, 2025.
(6) A portion of the interest on the investment is PIK. The PIK interest, computed at the contractual rate specified in each loan agreement, is added to the principal balance of the investment, rather than being paid in cash, and is recorded as interest income. Thus, the actual collection of PIK interest may be deferred until the time of debt principal repayment.
(7) As of March 31, 2025, this investment had incurred an event of default due to non-payment of outstanding principal and contractual interest, and is in non-
accrual status. The real estate investment is secured by the underlying property.
(8) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold to qualified institutional buyers in transactions exempt from registration. The aggregate value of these securities at March 31, 2025 is approximately $113,413 (amount in thousands) and represents approximately 18.4% of net assets.
(9) Rate disclosed is representative of the seven-day effective yield as of March 31, 2025.

Fundrise Income Real Estate Fund, LLC
Notes to Schedule of Investments (UNAUDITED)
March 31, 2025

1. Formation and Organization
Fundrise Income Real Estate Fund, LLC (the “Fund” or the “Registrant”) is a Delaware limited liability company and has elected to be taxed as a real estate investment trust (a “REIT”) for U.S. federal income tax purposes under Part II of Subchapter M of Chapter
1 of the Internal Revenue Code of 1986, as amended (the “Code”), commencing with its taxable year ended December 31, 2022, and intends to continue to qualify as a REIT. The Fund is organized as a continuously offered, non-diversified, closed-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”), that operates as an interval fund. The Fund’s registration statement was declared effective on February 3, 2022. The Fund commenced investment operations on April 1, 2022, following a tax-free reorganization on March 31, 2022.
The Fund’s investment objective is to seek current income from which to pay attractive, consistent cash distributions while preserving capital. Under normal circumstances, the Fund’s investment strategy is to invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in residential and commercial real estate, the securities of real estate and real estate-related issuers, and real estate-related loans or other real estate-related debt securities.
The investment adviser to the Fund is Fundrise Advisors, LLC (the “Adviser”), an investment adviser registered with the U.S.
Securities and Exchange Commission (“SEC”) under the Investment Advisers Act of 1940, as amended. The Adviser is a wholly-
owned subsidiary of Rise Companies Corp. (“Rise Companies” or the “Sponsor”), the Fund’s sponsor. Subject to the supervision of the Board of Directors of the Fund (the “Board”), the Adviser is responsible for directing the management of the Fund’s business and affairs, managing the Fund’s day-to-day affairs, and implementing the Fund’s investment strategy.
2. Summary of Significant Accounting Policies
Valuation Oversight
Pursuant to SEC Rule 2a-5 under the 1940 Act, the Board has approved the Adviser as the Fund’s Valuation Designee (“Valuation
Designee”), to provide administration and oversight of the Fund’s valuation policies and procedures. The Fund values its investments in accordance with such procedures. Generally, portfolio securities and other assets for which market quotations are readily available are valued at market value, which is ordinarily determined on the basis of official closing prices or the last reported sales prices. If market quotations are not readily available or are deemed unreliable, the Fund will use the fair value of the securities or other assets as determined by the Adviser in good faith, taking into consideration all available information and other factors that the Adviser deems pertinent, in each case subject to the overall supervision and responsibility of the Board.
In calculating the Fund’s net asset value (“NAV”), the Adviser, subject to the oversight of the Board, uses various valuation methodologies. To the extent practicable, the Adviser generally endeavors to maximize the use of observable inputs and minimize the use of unobservable inputs by requiring that the most observable inputs are to be used when available. The availability of valuation techniques and observable inputs can vary from investment to investment and are affected by a wide variety of factors.
When valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment, and may involve alternative methods to obtain fair values where market prices or market-based valuations are not readily available. As a result, the Adviser may exercise a higher degree of judgment in determining fair value for certain securities or other assets.
Fair Value Measurement
The following is a current summary of certain methods generally used to value investments of the Fund under the Fund’s valuation procedures:
The Fund applies Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 820, Fair
Value Measurement, as amended, which establishes a framework for measuring fair value in accordance with accounting principles generally accepted in the United States (“U.S. GAAP”) and required disclosures of fair value measurement. U.S. GAAP defines the fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date.

Fundrise Income Real Estate Fund, LLC
Notes to Schedule of Investments (UNAUDITED)(CONTINUED)
March 31, 2025

The Fund determines the fair value of certain investments in accordance with the fair value hierarchy that requires an entity to maximize the use of observable inputs. The fair value hierarchy includes the following three levels based on the objectivity of the inputs, which were used for categorizing the assets or liabilities for which fair value is being measured and reported:
Level 1 – Quoted market prices in active markets for identical assets or liabilities.
Level 2 – Significant other observable inputs (e.g., quoted prices for similar items in active markets, quoted prices for identical or similar items in markets that are not active, inputs other than quoted prices that are observable such as interest rate and yield curves, and market-corroborated inputs).
Level 3 – Valuation generated from model-based techniques that use inputs that are significant and unobservable in the market. These unobservable assumptions reflect estimates of inputs that market participants would use in pricing the asset or liability. Valuation techniques may include use of discounted cash flow methodologies or similar techniques, which incorporate management’s own estimates of assumptions that market participants would use in pricing the instrument or other valuation assumptions that require significant management judgment or estimation.
The Fund’s real estate equity investments are generally fair valued based on a discounted cash flow analysis, direct capitalization method or other income approach, or by a sales comparison or cost approach. The Adviser accounts for properties at the individual property level and such assets are fair valued using inputs that consider property-level data that is gathered and evaluated periodically to reflect new information (e.g., rental payment history) regarding the property or the appreciation interest, if any.
Properties held through joint ventures generally will be valued in a manner that is consistent with the methods described above.
Once the value of a property held by the joint venture is determined, the Adviser will separately determine the fair value of any other assets and liabilities, including notes payable, of the joint venture. The fair values of notes payable are generally determined by the yield or equity method via discounted cash flow analysis using current market rates derived from observable market data.
The Fund’s ownership interests are valued based on the Fund’s ownership interest in the joint venture’s net assets, including the fair value of the underlying real estate.
The initial value of the Fund’s real estate debt investments in loans, including senior mortgage loans, subordinated mortgage loans
(also referred to as B-Notes) and mezzanine loans, will generally be the par value acquisition price of such instrument. The Adviser will generally determine subsequent revaluations of the Fund’s real estate debt investments by the yield or equity method via a discounted cash flow analysis that uses current market rates derived from observable market data.
Fixed income securities are valued by an independent pricing service overseen by the Valuation Designee. The pricing service employs a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Valuation Designee, in accordance with the valuation policy and procedures approved by the Board.
To the extent these securities are actively traded, they are categorized in Level 2 of the fair value hierarchy.
Investments in registered investment companies, including money market funds, are valued at the NAV as of the close of each business day. To the extent these securities are actively traded, they are categorized in Level 1 of the fair value hierarchy.
Common stock securities are valued as of the close of the regular session of trading on the New York Stock Exchange (“NYSE”)
(currently 4:00 p.m., Eastern Time or at the time as of which the NYSE establishes official closing prices). Common stock securities traded on stock exchanges are valued at the last reported sale price, official close price, or last bid price if no sales are reported. To the extent these securities are actively traded, they are categorized in Level 1 of the fair value hierarchy.
Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may differ significantly from the values that would have been used had a readily available market value existed for such investments, and the differences could be material.

Fundrise Income Real Estate Fund, LLC
Notes to Schedule of Investments (UNAUDITED)(CONTINUED)
March 31, 2025

The following is a summary of the Fund’s assets measured at fair value on a recurring basis as of March 31, 2025 , and indicates the fair value hierarchy of the inputs utilized by the Fund to determine such fair value (amounts in thousands) :
The following is a summary of quantitative information about the significant unobservable inputs used to determine the fair value of the Fund’s Level 3 investments as of March 31, 2025 (amounts in thousands) . The weighted average range of unobservable inputs is based on the fair value of investments. Various valuation techniques were used in the valuation of certain investments and weighted based on the level of significance. The tables are not intended to be all-inclusive but instead capture the significant unobservable inputs relevant to the Fund’s determination of fair value.
Level 1 Level 2 Level 3 Total
Private Real Estate Equity $ – $ – $ 133,175 $ 133,175
Private Real Estate Mezzanine Debt – – 16,085 16,085
Private Real Estate Preferred Equity – – 153,481 153,481
Private Real Estate Promissory Notes – – 127,011 127,011
Private Real Estate Senior Debt – – 24,389 24,389
Common Stock 10,165 – – 10,165
Commercial Mortgage-Backed Securities – 89,772 – 89,772
Residential Mortgage-Backed Securities – 23,641 – 23,641
Short-Term Investments 48,129 – – 48,129
Total Investments $ 58,294 $ 113,413 $ 454,141 $ 625,848
Investment Fair Value Valuation Technique Unobservable Input
Range (Weighted
Average)
Impact to
Valuation from an
Increase in Input
(1)
Private Real Estate Equity $ 133,175 Direct Capitalization Capitalization Rate
(2)
5.2% - 5.8% (5.4%) Decrease
Discounted Cash Flow Discount Rate
(2)
8.5% - 11.5% (10.3%) Decrease
Sales Comparison Approach Price Per Unit ($) $105 - $114 ($109) Increase
Private Real Estate Mezzanine Debt 16,085 Discounted Cash Flow Discount Rate 15.5% Decrease
Private Real Estate Preferred Equity 153,481 Discounted Cash Flow Discount Rate 9.9% - 16.0% (12.6%) Decrease
Liquidation Approach Price Per Unit ($) $72 - $254 ($172) Increase
Private Real Estate Promissory Notes 127,011 Discounted Cash Flow Discount Rate 8.5% - 10.5% (9.4%) Decrease
Private Real Estate Senior Debt 24,389 Discounted Cash Flow Discount Rate 12.0% - 13.8% (12.2%) Decrease
Total Investments
$ 454,141
(1) Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.
(2) Represents the significant unobservable inputs used to fair value the underlying real estate properties of the joint ventures. The fair value of such financial instruments is the largest component of the valuation of each joint venture as a whole.

Fundrise Income Real Estate Fund, LLC
Notes to Schedule of Investments (UNAUDITED)(CONTINUED)
March 31, 2025

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value (amounts in thousands) :
Affiliated Investments
The Fund invests in one or more affiliated entities. As of March 31, 2025, the investments in affiliated entities consist of investments in real estate investment vehicles used to acquire, hold, and finance multifamily properties and land for future development. The affiliated investment vehicles have not been registered under the Securities Act of 1933, as amended, and thus are subject to restrictions on resale.
As defined in the 1940 Act, an investment is deemed to be a “Majority Owned Subsidiary” of a fund when a fund owns, either directly or indirectly, 50% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. During the three months ended March 31, 2025, investments in affiliated entities were as follows (amounts in thousands) :
Private Real
Estate Equity
Private Real
Estate Mezzanine
Debt
Private Real
Estate Preferred
Equity
Private Real
Estate Promissory
Notes
Private Real
Estate Senior
Debt Total
Balance as of December 31, 2024 $ 132,458 $ 15,068 $ 142,486 $ 147,410 $ 24,390 $ 461,812
Purchases – 470 16,854 – – 17,324
PIK interest – 573 3,563 – – 4,136
Realized gain (loss) – – – – – –
Net change in unrealized appreciation/
depreciation 717 (26) (143) 108 (1) 655
Sales – – (9,279) (20,507) – (29,786)
Transfers into Level 3 – – – – – –
Transfers out of Level 3 – – – – – –
Balance as of March 31, 2025 $ 133,175 $ 16,085 $ 153,481 $ 127,011 $ 24,389 $ 454,141
Net change in unrealized appreciation/
depreciation for the three months ended
March 31, 2025 related to Level 3
investments held at March 31, 2025 $ 717 $ (26) $ (143) $ 42 $ (1) $ 589
Majority Owned Subsidiary Investments
Balance
as of
December
31, 2024
Purchases
at Cost
Proceeds
from Sales
Net Realized
Gain (Loss)
and Capital
Gain
Distributions
PIK
Interest
Income
Change in
Unrealized
Appreciation/
Depreciation
Balance as
of March 31,
2025
Total
Dividend
Income
Equity
Income 1 TRS, LLC $ 80,766 $ – $ – $ – $ – $ 1,119 $ 81,885 $ –
FR Fairfax, LLC 3,400 – – – – (150) 3,250 –
Total
$ 84,166 $ – $ – $ – $ – $ 969 $ 85,135 $ –
Non-Controlled Affiliated Investments
Balance
as of
December
31, 2024
Purchases
at Cost
Proceeds
from Sales
Net Realized
Gain (Loss)
and Capital
Gain
Distributions
PIK
Interest
Income
Change in
Unrealized
Appreciation/
Depreciation
Balance as
of March 31,
2025
Total
Interest
Income
Equity
Fundrise Insight Two, LLC
(1)
$ 1 $ – $ – $ – $ – $ – $ 1 $ –
Preferred Equity
Fort Meyers Reef Holdings, LLC
(1)
9,549 – – – 145 (2) 9,692 265
Fundrise Busbee Investor, LLC
(1)
7,873 3,869 – – 328 (162) 11,908 440
Fundrise East Village Investor I, LLC
(1)
1,701 – – – 61 – 1,762 62
Fundrise Highlands Investor I, LLC
(1)
1,646 – – – 49 (1) 1,694 65
Fundrise PB Investor I, LLC
(1)
9,842 – – – 323 – 10,165 323
Fundrise Pelican Investor I, LLC
(1)
1,775 559 – – 71 (21) 2,384 94
Fundrise PSL Investor I, LLC
(1)
12,713 – – – 417 1 13,131 481
Fundrise VB Investor I, LLC
(1)
8,452 – – – 278 (1) 8,729 278
RSE Daytona Investor I, LLC
(1)
4,985 – – – 170 (2) 5,153 170
RSE Thompson Reserve Investor I, LLC
(1)
2,019 – – – 54 – 2,073 70

Fundrise Income Real Estate Fund, LLC
Notes to Schedule of Investments (UNAUDITED)(CONTINUED)
March 31, 2025

Non-Controlled Affiliated Investments (continued)
Balance
as of
December
31, 2024
Purchases
at Cost
Proceeds
from Sales
Net Realized
Gain (Loss)
and Capital
Gain
Distributions
PIK
Interest
Income
Change in
Unrealized
Appreciation/
Depreciation
Balance as
of March 31,
2025
Total
Interest
Income
Promissory Notes
FR Beeson, LLC $ 28,560 $ – $ – $ – $ – $ (23) $ 28,537 $ 598
FR Berry Creek, LLC 6,522 – (4,000) – – 6 2,528 148
FR Cade’s Bluff, LLC 8,237 – – – – (5) 8,232 195
FR Castlewood, LLC 7,615 – – – – 20 7,635 173
FR Crescent Mills, LLC 7,969 – (8,019) – – 50 – 141
FR Eastwood, LLC 2,414 – (2,422) – – 8 – 50
FR Holmes, LLC 2,756 – (1,300) – – 11 1,467 54
FR Legacy Hills, LLC 12,844 – – – – 43 12,887 276
FR Meadow Park, LLC 11,408 – – – – (21) 11,387 272
FR Providence Gardens, LLC 5,829 – – – – (2) 5,827 124
FR Tom Miller, LLC 26,188 – (2,000) – – 6 24,194 579
FR Trailside, LLC 8,976 – – – – 8 8,984 193
FR Washington Street, LLC 2,758 – (2,766) – – 8 – 51
FR Willow Landing, LLC 15,143 – – – – (1) 15,142 359
FR Wilsons Walk, LLC 191 – – – – – 191 4
Total
$ 207,966 $ 4,428 $ (20,507) $ – $ 1,896 $ (80) $ 193,703 $ 5,465
(1) Investment represents a co-investment arrangement, in which the Fund co-invested alongside an affiliate of the Fund, including those of the Adviser
(“Real Estate Co-Investment Joint Ventures”). This arrangement is pursuant to the terms and conditions of the exemptive order issued by the SEC to the Fund, allowing the Fund to co-invest alongside certain entities affiliated with or managed by the Adviser. The Fund’s investments in real estate through the securities of a Real Estate Co-Investment Joint Ventures with its affiliates is subject to the requirements of the 1940 Act and terms and conditions of an exemptive order the Fund received from the SEC allowing the Fund and/or the Real Estate Co-Investment Joint Ventures
to co-invest alongside certain entities affiliated with or managed by the Adviser (REITs (each, an “ eREIT ®”) or other non-REIT compliant real estate-related funds). The exemptive order from the SEC imposes extensive conditions on the terms of any co-investment made by an affiliate of the Fund. The Fund has adopted procedures reasonably designed to ensure compliance with the exemptive order and the Board also oversees risk relative to such compliance.